UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Berkeley Capital Managment
Address:	650 California Street, Suite 2800
		San Francisco, CA 94108

Form 13F File Number:	28-03788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Eugene Yim
Title:		Operations Manager
Phone:		(415) 393 0327

Signature, Place and Date of Signing:

/s/ Eugene Yim				San Francisco, CA	February 5, 2004
_______________________________		___________________	_________________
Eugene Yim				[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None
Form 13F Information Table Entry Total:			81
Form 13F Information Table Value Total:			$1,090,073(x$1000)


List of Other Included Managers:

NONE

Form 13F Information Table						Shares/	Sh/	Invstmt	Other	Voting Authority
ISSUER			  	  CLASS	  CUSIP         VALUE		Prn Amt	Prn	Discretion	Manager	Sole

3M Co				COM	88579Y101	 41,960 	493,469		493,469			493,469
Abbott Laboratories		COM	002824100	 709 		15,214		15,214			15,214
American International		COM	026874107	 316 		4,774		4,774			4,774
Amgen				COM	031162100	 1,411 		22,831		22,831			22,831
Amsouth Bancorp			COM	032165102	 245 		10,000		10,000			10,000
Anheuser Busch			COM	035229103	 47,036 	892,855		892,855			892,855
Applied Material		COM	038222105	 399 		17,793		17,793			17,793
Avery Dennison Corp		COM	053611109	 34,151 	609,625		609,625			609,625
Bank of America Corp		COM	060505104	 39,851 	495,478		495,478			495,478
Bed Bath & Beyond Inc		COM	075896100	 830 		19,149		19,149			19,149
Bellsouth Corp			COM	079860102	 238 		8,410		8,410			8,410
Best Buy Inc			COM	086516101	 489 		9,353		9,353			9,353
BP Amoco PLC			COM	055622104	 1,196 		24,226		24,226			24,226
Cablevision Systems NY Group	COM	12686C109	 717 		30,659		30,659			30,659
ChevronTexaco Corp		COM	166764100	 35,168 	407,080		407,080			407,080
Cisco Systems Inc		COM	17275R102	 1,544 		63,735		63,735			63,735
Citigroup			COM	172967101	 36,115 	744,032		744,032			744,032
Coca-Cola Co			COM	191216100	 21,654 	426,672		426,672			426,672
Colgate Palmolive Co		COM	194162103	 1,428 		28,535		28,535			28,535
Comcast Corp Cl A Special	COM	20030N200	 216 		6,911		6,911			6,911
Dell Inc.			COM	24702r101	 531 		15,628		15,62			15,628
Dow Jones & Co			COM	260561105	 20,158 	404,378		404,378			404,378
Duke Energy Corp		COM	264399106	 24,319 	1,189,202	1,189,202		1,189,202
Ebay Inc			COM	278642103	 626 		9,682		9,682			9,682
Ecolab				COM	278865100	 299 		10,920		10,920			10,920
Emerson Electric Co		COM	291011104	 36,165 	558,526		558,526			558,526
Exxon Mobil Corp		COM	30231G102	 35,837 	874,064		874,064			874,064
Fannie Mae 			COM	313586109	 39,069 	520,500		520,500			520,500
First Data Corp			COM	319963104	 216 		5,246		5,246			5,246
Forest Laboratories Inc		COM	345838106	 466 		7,543		7,543			7,543
Freddie Mac			COM	313400301	 356 		6,096		6,096			6,096
Gannett Co			COM	364730101	 1,202 		13,480		13,480			13,480
Genentech Inc			COM	368710406	 675 		7,212		7,212			7,212
General Dynamics Corp		COM	369550108	 430 		4,760		4,760			4,760
General Electric Co		COM	369604103	 30,918 	998,007		998,007			998,007
General Mills			COM	370334104	 1,638 		36,150		36,150			36,150
Gilead Sciences Inc		COM	375558103	 717 		12,300		12,300			12,300
Health Management Assoc		COM	421933102	 395 		16,471		16,471			16,471
Hewlett Packard			COM	428236103	 38,135 	1,660,228	1,660,228		1,660,228
HSBC Hldgs Plc Spons ADR	COM	404280406	 343 		4,353		4,353			4,353
Intel Corp			COM	458140100	 1,025 		31,981		31,981			31,981
InterActive Corp		COM	45840q101	 851 		25,068		25,068			25,068
Intersil Corp Cl A		COM	46069S109	 518 		20,847		20,847			20,847
Intl Business Machines		COM	459200101	 214 		2,306		2,306			2,306
Johnson & Johnson		COM	478160104	 16,023 	310,159		310,159			310,159
JP Morgan Chase & Co		COM	46625H100	 641 		17,446		17,446			17,446
Kimberly Clark			COM	494368103	 37,133 	628,408		628,408			628,408
L-3 Communications Hldgs Inc	COM	502424104	 247 		4,810		4,810			4,810
Lincoln Natl Corp		COM	534187109	 35,503 	879,430		879,430			879,430
Lowes Co			COM	548661107	 618 		11,157		11,157			11,157
Marsh & Mclennan Cos Inc	COM	571748102	 30,802 	643,172		643,172			643,172
Marvell Tech Group		COM	g5876h105	 722 		19,038		19,038			19,038
Maxim Integrated Products	COM	57772K101	 1,017 		20,519		20,519			20,519
May Department Stores		COM	577778103	 32,883 	1,131,155	1,131,155		1,131,155
MBNA Corp			COM	55262L100	 1,241 		49,958		49,958			49,958
Mcgraw-Hill Co Inc		COM	580645109	 45,775 	654,676		654,676			654,676
Medco Health Solutions Inc	COM	58405U102	 2,463 		72,449		72,449			72,449
Medtronic Inc			COM	585055106	 694 		14,285		14,285			14,285
Merck & Co Inc			COM	589331107	 32,040 	693,512		693,512			693,512
Microsoft Corp			COM	594918104	 675 		24,666		24,666			24,666
Morgan Stanley			COM	617446448	 34,824 	601,765		601,765			601,765
Newmont Mining Corp		COM	651639106	 292 		6,000		6,000			6,000
Northrop Corp			COM	666807102	 244 		2,550		2,550			2,550
Pepsico Inc			COM	713448108	 290 		6,220		6,220			6,220
Pfizer Inc			COM	717081103	 30,530 	864,135		864,135			864,135
Pitney Bowes Inc		COM	724479100	 32,993 	812,226		812,226			812,226
PPG Industries			COM	693506107	 33,273 	519,726		519,726			519,726
Royal Dutch Petroleum		COM	780257804	 32,255 	615,678		615,678			615,678
SBC Comm Inc			COM	78387G103	 28,261 	1,084,044	1,084,044		1,084,044
Siebel Systems, Inc		COM	826170102	 705 		50,631		50,631			50,631
SPDR Trust Series I		COM	78462f103	 3,324 		29,874		29,874			29,874
Stanley Works			COM	854616109	 23,152 	611,359		611,359			611,359
Stryker Corp.			COM	863667101	 498 		5,863		5,863			5,863
Veritas Software Corp		COM	923436109	 651.74		17605		17605			17605
Verizon Communications		COM	92343v104	 25,500.25	726917		726917			726917
Vodafone Grp Plc ADR		COM	92857W100	 203.17		8114		8114			8114
Walgreen Co			COM	931422109	 266.19		7317		7317			7317
Washington Mutual Inc		COM	939322103	 33,315.91	830406.49	830406.49		830406.49
Wells Fargo & Co New Com	COM	949746101	 37,043.64	629031		629031			629031
Wyeth				COM	983024100	 32,570.87	767276		767276			767276
Yahoo Inc			COM	984332106	 630.65		14005		14005			14005

